Income taxes - Provision, Reconciliation, and Deferred Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision for taxes
Current taxes	$ 776	$ 855	$ 686
Deferred taxes	(280)	(83)	(142)
Income tax expense allocated to continuing operations	496	772	544
Income tax expense allocated to discontinued operations	322	167	228
Reconciliation of taxes:
Income from continuing operations before income taxes	$ 841	$ 1,862	$ 2,119
Weighted-average global tax rate (as a percent)	22.90%	18.30%	22.20%
Income taxes at weighted average tax rate	$ 193	$ 341	$ 470
Items taxed at rates other than the weighted-average tax rate	3	(7)	(43)
Unrecognized tax benefits	(38)	133	(22)
Changes in valuation allowance, net	29	198	41
Effects of changes in tax laws and (enacted) tax rates	23	$ 63	1
Decrease In Weighted Average Income Tax Rate		2.00%
Non-deductible expenses (including impairment of goodwill)	232	$ 44	86
Other, net	54	0	11
Income tax expense allocated to continuing operations	$ 496	$ 772	$ 544
Effective tax rate for the year (as a percent)	59.00%	41.50%	25.70%
Non-taxable amount of net gains from sale of businesses			$ 17
Increase in deferred tax assets	$ 16	$ 17
Income tax reconciliation due to interpretation of tax law and double tax treaty agreement	20	(91)	22
Change in valuation allowance		158
Non-deductible goodwill amount	82
Nondeductible expense defined benefit plans	62
Deferred tax assets:
Unused tax losses and credits	758	507
Provisions and other accrued liabilities	750	650
Other current assets incl. Receivables	114	121
Pension	413	592
Inventories	370	463
Intangible assets	873	972
Other	76	179
Total gross deferred tax asset	3,354	3,484
Valuation allowance	(1,518)	(1,632)	(1,535)
Total gross deferred tax asset, net of valuation allowance	1,836	1,852
Deferred tax liabilities:
Property, plant and equipment	(275)	(244)
Intangible assets	(419)	(483)
Other assets	(65)	(161)
Pension	(223)	(214)
Other liabilities	(310)	(359)
Inventories	(29)	(39)
Unremitted earnings of subsidiaries	(333)	(353)
Total gross deferred tax liability	(1,654)	(1,853)
Net deferred tax asset	182
Net deferred tax liability		(1)
Included in:
"Deferred taxes"-non-current assets	843	910
"Deferred taxes"-non-current liabilities	(661)	(911)
Unused tax losses and credits, valuation allowance	170	126
Foreign subsidiary retained earnings permanently reinvested	100	$ 100
Net operating loss carry-forwards, available to certain subsidiaries	3,033
Tax credits, available to certain subsidiaries	82
Expiration through Year 2042
Included in:
Net operating loss carry-forwards, available to certain subsidiaries	1,682
Tax credits, available to certain subsidiaries	$ 57
Central Europe
Reconciliation of taxes:
Changes in valuation allowance, net			$ 40